UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4647
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: November 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund
Nov. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (95.1%)

Issue	Coupon	Principal
description(d,e)	rate	amount		Value(a)
Advanced Refunded (5.9%)
Lake Superior Independent School District No. 381
Prerefunded Unlimited General Obligation Bonds
Building
Series 2002A (AGM) (School District Credit Enhancement Program)
04-01-13	5.000%	$65,000		$71,401
Minneapolis Community Planning & Economic
Development Department
Prerefunded Limited Tax Revenue Bonds
Common Bond Fund
Series 2001-2A A.M.T.
06-01-19	5.875	1,000,000		1,027,800
Puerto Rico Electric Power Authority
Prerefunded Revenue Bonds
Series 2003NN (NPFGC)
07-01-32	5.000	2,820,000	(c)	3,127,126
St. Paul Housing & Redevelopment Authority
Prerefunded Revenue Bonds
Community of Peace Academy Project
Series 2001A
12-01-30	7.875	2,390,000		2,438,302
State of Minnesota
Prerefunded Unlimited General Obligation Bonds
Series 2002
11-01-15	5.250	3,575,000		3,885,525
University of Minnesota
Revenue Bonds
Series 1996A Escrowed to Maturity
07-01-21	5.500	8,500,000		9,927,234

Total				20,477,388

Airport (3.2%)
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Series 2009B A.M.T.
01-01-22	5.000	2,200,000		2,273,788
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue Bonds
Senior Series 2010A
01-01-35	5.000	8,670,000		8,808,893

Total				11,082,681

College (10.6%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.500	6,000,000		5,703,480
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
6th Series 2008T
01-01-28	5.000	3,000,000		3,183,420

Issue	Coupon	Principal
description(d,e)	rate	amount	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
Series 2010D
03-01-40	5.000	2,100,000	2,156,994
Minnesota Higher Education Facilities Authority
Revenue Bonds
Gustavas Adolfus College
Series 2010-7B
10-01-35	4.750	1,095,000	1,048,725
Minnesota Higher Education Facilities Authority
Revenue Bonds
Hamline University
7th Series 2010E
10-01-29	5.000	400,000	390,436
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Benedict College
Series 2008V
03-01-18	5.000	500,000	540,660
03-01-23	4.750	800,000	803,352
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.000	3,000,000	3,155,490
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-28	4.750	1,000,000	1,011,690
10-01-33	4.750	825,000	802,527
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Scholastica College
Series 2010H
12-01-30	5.125	730,000	714,626
12-01-35	5.250	840,000	806,148
12-01-40	5.125	425,000	395,242
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2008W
10-01-30	6.000	3,625,000	3,836,301
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2009X
04-01-39	5.250	4,900,000	5,005,497
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
7th Series 2009A
10-01-39	5.000	3,000,000	3,033,990
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
State University Foundation Project
Series 2002
05-01-18	5.125	3,000,000	3,131,940

Issue	Coupon	Principal
description(d,e)	rate	amount		Value(a)
University of Minnesota
Revenue Bonds
Series 2009A
04-01-34	5.125	1,000,000		1,045,110

Total				36,765,628

County (3.6%)
County of Hennepin
Unlimited General Obligation Bonds
Series 2008D
12-01-28	5.000	9,355,000		9,962,794
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02-01-23	5.000	1,125,000		1,242,788
02-01-24	5.000	1,170,000		1,282,519

Total				12,488,101

Electric (16.5%)
City of Chaska
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10-01-20	5.250	1,165,000		1,242,636
10-01-30	5.000	3,800,000		3,846,930
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10-01-29	5.125	5,500,000		5,598,230
Minnesota Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.000	3,000,000		3,048,720
Minnesota Municipal Power Agency
Revenue Bonds
Series 2007
10-01-32	4.750	3,000,000		2,987,700
Minnesota Municipal Power Agency
Revenue Bonds
Series 2010A
10-01-35	5.250	5,500,000		5,503,795
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.000	2,500,000		2,595,000
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01-01-21	5.000	2,500,000		2,700,875
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (NPFGC)
01-01-19	6.672	15,000,000	(b)	11,339,399
01-01-26	5.188	12,500,000	(b)	6,350,125

Issue	Coupon	Principal
description(d,e)	rate	amount	Value(a)
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01-01-17	5.250	4,000,000	4,632,040
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 2003A (NPFGC)
01-01-26	5.000	7,250,000	7,295,312

Total			57,140,762

Health Care — Hospital (24.4%)
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05-01-20	5.000	1,000,000	1,024,770
05-01-21	5.000	1,500,000	1,521,315
05-01-37	5.250	4,715,000	4,414,655
City of Maple Grove
Revenue Bonds
North Memorial Health Care
Series 2005
09-01-35	5.000	2,500,000	2,269,150
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.750	5,240,000	5,817,710
City of Northfield
Revenue Bonds
Series 2006
11-01-31	5.375	1,500,000	1,419,765
City of Rochester
Revenue Bonds
Olmsted Medical Center
Series 2010
07-01-30	5.875	1,425,000	1,396,514
City of Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.100	6,300,000	6,188,678
City of St. Cloud
Revenue Bonds
Centracare Health System
Series 2010A
05-01-30	5.125	4,000,000	4,040,040
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	4,900,000	5,012,945
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-26	5.625	3,000,000	3,112,230

Issue	Coupon	Principal
description(d,e)	rate	amount	Value(a)
City of Stillwater
Revenue Bonds
Health System Obligation Group
Series 2005
06-01-25	5.000	1,750,000	1,750,140
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07-01-31	5.150	2,000,000	1,804,820
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03-01-20	5.375	1,940,000	1,956,723
03-01-21	5.375	1,045,000	1,048,480
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-27	5.750	1,000,000	992,470
11-01-37	5.750	2,250,000	2,135,003
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08-15-25	5.250	1,000,000	1,037,510
08-15-30	5.000	2,500,000	2,478,150
08-15-35	5.250	1,275,000	1,271,392
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03-01-40	6.500	3,500,000	3,521,280
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2009A-1
11-15-29	5.250	5,750,000	5,770,240
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Gillette Children’s Specialty
Series 2009
02-01-27	5.000	6,145,000	6,004,709
02-01-29	5.000	2,475,000	2,391,692
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.000	2,000,000	1,959,400
11-15-35	6.000	1,500,000	1,366,740
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.250	1,000,000	1,004,740
05-15-26	5.250	1,000,000	964,690
05-15-36	5.250	7,500,000	6,870,749

Issue	Coupon	Principal
description(d,e)	rate	amount	Value(a)
Staples United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.000	3,525,000	3,546,573

Total			84,093,273

Health Care — Life Care Center (3.1%)
Annandale Economic Development Authority
Revenue Bonds
Annandale Care Center Project
Series 2007A
11-01-37	5.900	3,385,000	3,059,261
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10-01-27	6.000	1,250,000	1,244,638
10-01-33	6.000	3,000,000	2,912,670
City of Rochester
Refunding Revenue Bonds
Madonna Towers, Inc. Project
Series 2007A
11-01-28	5.875	2,050,000	1,961,317
Duluth Housing & Redevelopment Authority
Revenue Bonds
Benedictine Health Center Project
Series 2007
11-01-33	5.875	1,500,000	1,380,615

Total			10,558,501

Health Care — Nursing Home (1.6%)
City of Fergus Falls
Revenue Notes
Pioneer Retirement Community
Series 2010
11-15-11	4.000	1,500,000	1,500,030
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09-01-30	6.125	840,000	819,714
09-01-36	6.250	925,000	892,801
09-01-42	6.375	2,435,000	2,351,893

Total			5,564,438

Health Care — Other (0.9%)
City of Minneapolis
Revenue Bonds
National Marrow Donor Program
Series 2010
08-01-25	4.875	3,350,000	3,137,610
Housing — Multi-family (0.9%)
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments
Series 2010
01-01-31	5.000	1,250,000	1,264,863

Issue	Coupon	Principal
description(d,e)	rate	amount	Value(a)
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08-01-45	7.000	2,000,000	1,924,360

Total			3,189,223

Housing — Single Family (5.0%)
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.450	1,483,663	1,556,466
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Single Family Housing
Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
12-01-37	4.700	91,737	89,722
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2002B A.M.T.
07-01-33	5.650	1,925,000	1,929,505
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006B A.M.T.
07-01-26	4.750	1,830,000	1,811,060
07-01-31	4.850	2,475,000	2,411,987
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006I A.M.T.
07-01-26	5.050	3,510,000	3,534,078
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006M A.M.T.
01-01-37	5.750	2,490,000	2,636,860
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2007D A.M.T.
01-01-38	5.500	3,055,000	3,212,668

Total			17,182,346

Lease (6.0%)
Duluth Independent School District No. 709
Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02-01-26	4.750	4,000,000	4,207,120
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.000	5,000,000	5,259,200
12-01-27	5.125	10,815,000	11,097,488

Total			20,563,808

Issue	Coupon	Principal
description(d,e)	rate	amount		Value(a)
Miscellaneous Revenue (1.8%)
City of Minneapolis
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A A.M.T.
06-01-22	5.125	1,035,000		1,032,775
06-01-28	5.000	1,500,000		1,406,775
Minneapolis Community Planning & Economic
Development Department
Limited Tax Revenue Bonds
Common Bond Fund
Series 1996-1
06-01-11	6.000	155,000		158,670
Minneapolis Community Planning & Economic
Development Department
Limited Tax Revenue Bonds
Common Bond Fund
Series 1997-7A
06-01-12	5.500	80,000		81,496
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
Parking Facilities Project
Series 2010A
08-01-35	5.000	1,200,000		1,170,024
St. Paul Port Authority
Tax Allocation Bonds
River Bend Project Lot 1
Series 2007-5
02-01-32	6.375	2,660,000		2,461,006

Total				6,310,746

Sales or Use Tax (4.7%)
County of Hennepin
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12-15-27	4.750	4,205,000		4,375,849
12-15-29	5.000	1,825,000		1,922,273
County of Hennepin
Sales Tax Revenue Bonds
Series 2007
12-15-33	4.750	3,000,000		3,039,360
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
1st Subordinated
Series 2010C
08-01-41	5.250	6,925,000	(c)	6,820,640

Total				16,158,122

School (5.8%)
Edina Independent School District No. 273
Unlimited General Obligation Bonds
Series 2004
02-01-24	4.500	3,400,000	(g)	3,453,006
Lake Superior Independent School District No. 381
Unrefunded Unlimited General Obligation Bonds
Building
Series 2002A (AGM) (School District Credit Enhancement Program)
04-01-13	5.000	1,730,000		1,896,547

Issue	Coupon	Principal
description(d,e)	rate	amount		Value(a)
Rocori Area Schools Independent School District No. 750
Unlimited General Obligation Bonds
School Building
Series 2009B (School District Credit Enhancement Program)
02-01-34	4.750	9,200,000		9,336,344
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10-01-24	5.000	5,000,000		5,202,100

Total				19,887,997

Special District — Special Tax (1.1%)
City of Lakeville
Revenue Bonds
Series 2007
02-01-22	5.000	175,000		154,684
02-01-27	5.000	225,000		196,203
Territory of Guam
Revenue Bonds
Section 30
Series 2009A
12-01-34	5.750	3,500,000	(c)	3,541,650

Total				3,892,537

Total Municipal Bonds (Cost: $318,585,678)				$328,493,161

Municipal Notes (3.6%)

		Amount
Issue	Effective	at maturity
description(d,e,f)	yield	maturity	Value(a)
Minneapolis & St. Paul
Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
V.R.D.N. Series 2009B-2 (JP Morgan Chase Bank)
11-15-35	0.270%	$12,450,000	$12,450,000

Total Municipal Notes (Cost: $12,450,000)			$12,450,000

Money Market Fund (—%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.040%	144,322	(h)	$144,322

Total Money Market Fund (Cost: $144,322)			$144,322

Total Investments in Securities (Cost: $331,180,000)(i)			$341,087,483

Investment in Derivatives
Futures Contracts Outstanding at Nov. 30, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

U.S. Treasury Note, 10-year	(47)	$(5,833,141)	March 2011	$—	$(15,829)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2010.

(b)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 3.91% of net assets at Nov. 30, 2010.

(d)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(e)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Nov. 30, 2010, the value of securities subject to alternative minimum tax represented 6.19% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(f)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2010.
(g)	At Nov. 30, 2010, investments in securities included securities valued at $252,036 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	The rate shown is the seven-day current annualized yield at Nov. 30, 2010.

(i)	At Nov. 30, 2010, the cost of securities for federal income tax purposes was approximately $331,180,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,781,000
Unrealized depreciation	(2,874,000)

Net unrealized appreciation	$9,907,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2010:

	Fair value at Nov. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$328,493,161	$—	$328,493,161

Total Bonds	—	328,493,161	—	328,493,161

Other
Municipal Notes	—	12,450,000	—	12,450,000
Unaffiliated Money Market Fund(c)	144,322	—	—	144,322

Total Other	144,322	12,450,000	—	12,594,322

Investments in Securities	144,322	340,943,161	—	341,087,483
Derivatives(d)
Liabilities
Futures Contracts	(15,829)	—	—	(15,829)

Total	$128,493	$340,943,161	$—	$341,071,654

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource New York Tax-Exempt Fund
Nov. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.5%)

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Advanced Refunded (1.7%)
Metropolitan Transportation Authority
Prerefunded Revenue Bonds
Series 1998A (FGIC)
04-01-28	4.750%	$750,000	$870,698
City (2.1%)
City of New York
Unlimited General Obligation Bonds
Series 2010B
08-01-21	5.000	500,000	563,280
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2002E
08-01-16	5.750	500,000	534,490

Total			1,097,770

College (28.8%)
City of Troy
Revenue Bonds
Rensselaer Polytechnic
Series 2010A
09-01-30	5.000	500,000	502,645
09-01-40	5.125	750,000	744,840
Dutchess County Industrial Development Agency
Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007A-1
08-01-22	5.000	500,000	516,855
Nassau County Industrial Development Agency
Refunding Revenue Bonds
New York Institute of Technology Project
Series 2000A
03-01-26	4.750	485,000	474,155
New York City Trust for Cultural Resources
Revenue Bonds
Julliard School
Series 2009A
01-01-34	5.000	1,000,000	1,042,490
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.125	1,000,000	1,009,210
New York State Dormitory Authority
Revenue Bonds
City University
Consolidated 5th General Resources
Series 2008B
07-01-27	5.000	1,000,000	1,038,310

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
Series 1993A
07-01-13	5.750	2,400,000		2,572,416
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-31	5.000	1,000,000		1,034,400
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03-15-38	5.250	1,000,000		1,040,120
New York State Dormitory Authority
Revenue Bonds
Manhattan Marymount College
Series 2009
07-01-29	5.250	500,000		490,670
New York State Dormitory Authority
Revenue Bonds
Rochester Institute of Technology
Series 2008A
07-01-33	6.000	1,000,000		1,080,780
New York State Dormitory Authority
Revenue Bonds
Teacher’s College
Series 2009
03-01-39	5.500	500,000		519,780
New York State Dormitory Authority
Revenue Bonds
The New School
Series 2010
07-01-40	5.500	500,000	(d)	508,545
New York State Dormitory Authority
Revenue Bonds
University of Rochester
Series 2009A
07-01-39	5.125	900,000		919,080
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series 1990B
05-15-11	7.500	645,000		664,711
Seneca County Industrial Development Agency
Revenue Bonds
New York Chiropractic College
Series 2007
10-01-27	5.000	750,000		722,663

Total				14,881,670

County (2.8%)
County of Monroe
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 1996 (NPFGC)
03-01-15	6.000	1,250,000		1,444,375

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Electric (1.5%)
Long Island Power Authority
Revenue Bonds
Series 2009A
04-01-23	5.000	750,000	797,760
Health Care — Hospital (12.4%)
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11-15-27	5.250	1,000,000	969,420
Monroe County Industrial Development Corp.
Revenue Bonds
Unity Hospital Rochester Project
Series 2010 (FHA)
08-15-35	5.750	500,000	555,655
New York State Dormitory Authority
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07-01-26	5.000	675,000	689,148
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
07-01-20	5.000	500,000	515,195
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.250	640,000	656,070
New York State Dormitory Authority
Revenue Bonds
North Shore Long Island Jewish
Series 2009A
05-01-37	5.500	750,000	762,083
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.125	1,250,000	1,245,137
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.000	1,000,000	1,009,170

Total			6,401,878

Health Care — Life Care Center (1.5%)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-42	6.000	1,000,000	801,040
Health Care — Other (0.8%)
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10-01-30	6.000	450,000	428,436

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
Housing — Multi-family (1.0%)
New York City Housing Development Corp.
Revenue Bonds
Series 2009M
11-01-45	5.150	500,000		501,335
Housing — Single Family (4.4%)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.400	1,095,000		1,096,423
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.600	500,000		505,965
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.850	675,000		655,891

Total				2,258,279

Lease (1.0%)
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-24	5.500	500,000		504,825
Miscellaneous Revenue (8.5%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2005F
11-15-35	5.000	500,000		493,670
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.000	750,000		785,145
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.300	700,000		760,494
Metropolitan Transportation Authority
Revenue Bonds
Series 2010D
11-15-34	5.000	450,000	(d)	441,365
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-24	5.000	500,000		475,080
New York City Industrial Development Agency
Revenue Bonds
Yankee Stadium Pilot
Series 2009
03-01-49	7.000	250,000		282,255
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2010-1A
10-01-17	5.000	250,000		294,075

Issue	Coupon	Principal
description(b,c)	rate	amount		Value(a)
New York City Trust for Cultural Resources
Revenue Bonds
Lincoln Center
Series 2008C
12-01-18	5.250	750,000		852,802

Total				4,384,886

Port District (3.9%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) A.M.T.
10-01-21	5.000	1,000,000		1,040,010
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (AGM) A.M.T.
12-01-23	4.500	500,000		490,875
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 147th
Series 2007 (NPFGC/FGIC) A.M.T.
10-15-26	5.000	500,000		504,860

Total				2,035,745

Sales or Use Tax (2.1%)
Puerto Rico Sales Tax Financing Corp.
Revenue Bonds
1st Subordinated
Series 2010C
08-01-41	5.250	1,100,000	(e)	1,083,423
Special District — Special Tax (5.5%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.000	1,500,000		1,541,400
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-5
01-15-32	5.000	1,000,000		1,031,600
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.000	250,000		265,330

Total				2,838,330

Toll Road (7.6%)
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.000	500,000		529,305
New York State Thruway Authority
Revenue Bonds
Series 2009A-1
04-01-29	5.000	1,000,000		1,048,550
New York State Thruway Authority
Revenue Bonds
Transportation
Series 2008A
03-15-28	5.000	1,000,000		1,050,600

Issue	Coupon	Principal
description(b,c)	rate	amount	Value(a)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
11-15-29	5.125	1,000,000	1,030,050
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.000	250,000	253,930

Total			3,912,435

Water & Sewer (10.9%)
Erie County Water Authority
Revenue Bonds
4th Resolution
Series 2007 (NPFGC)
12-01-34	4.750	500,000	502,365
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.750	1,000,000	1,085,830
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.000	1,500,000	1,534,005
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.500	500,000	480,155
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.000	1,000,000	1,011,650
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.000	1,000,000	1,042,730

Total			5,656,735

Total Municipal Bonds (Cost: $48,237,117)			$49,899,620

Municipal Notes (0.4%)

Issue	Effective	Amount payable
description(b,c,g)	yield	at maturity	Value(a)
New York City Municipal Water Finance Authority
Revenue Bonds
Adjusted 2nd General Fiscal 2008-BB-5
V.R.D.N. Series 2007 (Bank of America)
06-15-33	0.230%	$200,000	$200,000

Total Municipal Notes (Cost: $200,000)			$200,000

Money Market Fund (3.5%)

	Shares		Value(a)
JPMorgan Prime Money Market Fund, 0.010%	1,833,187	(f)	$1,833,187

Total Money Market Fund (Cost: $1,833,187)			$1,833,187

Total Investments in Securities (Cost: $50,270,304)(h)			$51,932,807

Investments in Derivatives
At Nov. 30, 2010, $9,800 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Nov. 30, 2010

	Number of
	contracts	Notional	Expiration	Unrealized
Contract description	long (short)	market value	date	depreciation

U.S. Treasury Note, 10-year	(7)	$(868,766)	March 2011	$(2,358)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Aug. 31, 2010.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Nov. 30, 2010, the value of securities subject to alternative minimum tax represented 9.28% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	At Nov. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $912,919.

(e)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 2.10% of net assets at Nov. 30, 2010.

(f)	The rate shown is the seven-day current annualized yield at Nov. 30, 2010.

(g)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2010.

(h)	At Nov. 30, 2010, the cost of securities for federal income tax purposes was approximately $50,270,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,077,000
Unrealized depreciation	(414,000)

Net unrealized appreciation	$1,663,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Nov. 30, 2010:

	Fair value at Nov. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$49,899,620	$—	$49,899,620

Total Bonds	—	49,899,620	—	49,899,620

Other
Municipal Notes	—	200,000	—	200,000
Unaffiliated Money Market Fund(c)	1,833,187	—	—	1,833,187

Total Other	1,833,187	200,000	—	2,033,187

Investments in Securities	1,833,187	50,099,620	—	51,932,807
Derivatives(d)
Liabilities
Futures Contracts	(2,358)	—	—	(2,358)

Total	$1,830,829	$50,099,620	$—	$51,930,449

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Special Tax-Exempt Series Trust

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date January 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date January 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Chief Financial Officer
Date January 21, 2011